Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Share Capital	Share Premium	Nasdaq Listing Reserve	Unissued Capital Reserve	Foreign Currency Translation Reserve	Share based payment Reserve	Accumulated deficit	Total
Balance at Jun. 30, 2023	$ 39,414			$ 44,470,123	$ (3,591,785)		$ (9,239,228)	$ 31,678,524
Profit (Loss) for the period							(1,839,709)	(1,839,709)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					499,844			499,844
Total comprehensive (loss) for the period					499,844		(1,839,709)	(1,339,865)
Issue of shares
Capital contributions				1,459,604				1,459,604
Balance at Dec. 31, 2023	39,414			45,929,727	(3,091,941)		(11,078,937)	31,798,263
Balance at Jun. 30, 2024	120,408	51,387,912	43,998,710	45,734,183	(4,412,219)	790,690	(156,728,482)	(19,108,798)
Profit (Loss) for the period							(14,378,454)	(14,378,454)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					(1,640,314)			(1,640,314)
Total comprehensive (loss) for the period					(1,640,314)		(14,378,454)	(16,018,768)
Issue of shares Tanbreez acquisition	8,395	89,991,605						90,000,000	[1]
Issue of shares suppliers	100	489,479						489,579
Issue of shares to Directors and management in lieu of fees						819,925		819,925
Issue of RSUs to Directors and management						17,381,700		17,381,700
Issue of RSUs to suppliers						50,768		50,768
Balance at Dec. 31, 2024	$ 128,903	$ 141,868,996	$ 43,998,710	$ 45,734,183	$ (6,052,533)	$ 19,043,083	$ (171,106,936)	$ 73,614,406

[1]	During the half year ended 31 December 2024, the following shares were issued on the completion of the business combination: